SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended
	Apr. 29, 2016	Feb. 29, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Apr. 30, 2016 USD ($) vessel	Apr. 25, 2016 $ / shares
Subsequent events:
Cash distributions paid (in USD per share) | $ / shares			$ 2.30	$ 2.14	$ 2.05
Subsequent event
Subsequent events:
Cash distributions paid (in USD per share) | $ / shares		$ 0.5775
Dividends payable (in usd per share) | $ / shares							$ 0.5775
Subsequent event | Line of Credit
Subsequent events:
Face amount of debt instrument						$ 800,000,000.0
Number of vessels | vessel						7
Subsequent event | Line of Credit | Revolving Credit Facility
Subsequent events:
Maximum borrowing capacity						$ 150,000,000
Final balloon payment						440,000,000
Subsequent event | Term Loan
Subsequent events:
Face amount of debt instrument						$ 650,000,000.0
Debt instrument term (in years)	5 years